Cover	Feb. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2025
Entity File Number	001-38073
Entity Registrant Name	CARVANA CO.
Entity Central Index Key	0001690820
Entity Tax Identification Number	81-4549921
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 E. Rio Salado Parkway
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	602
Local Phone Number	922-9866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	CVNA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false